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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07562

Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY NEW YORK QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS - July 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                       COUPON        MATURITY
THOUSANDS                                                                        RATE           DATE               VALUE
---------------------------------------------------------------------------------------------------------------------------
           NEW YORK TAX-EXEMPT MUNICIPAL BONDS (133.0%)
           General Obligation  (9.2%)
           New York City,
   $2,000      2005 Ser F                                                         5.00%       09/01/23           $2,065,520
    1,500      2005 Ser G                                                         5.00        12/01/23            1,545,765
    1,000  Puerto Rico Common Wealth Government Development
               Bank Ser B                                                         5.00        12/01/16            1,043,170
    1,000  Puerto Rico, Public Improvement Refg Ser 1999                          5.25        07/01/16            1,060,250
  -------                                                                                                       -----------
    5,500                                                                                                         5,714,705
  -------                                                                                                       -----------

           Educational Facilities Revenue  (1.4%)
           New York State Dormitory Authority,
      405      Ser 2002 (FGIC)                                                    5.00        07/01/22              420,771
      405      Ser 2002 (FGIC)                                                    5.00        07/01/21              421,868
  -------                                                                                                       -----------
      810                                                                                                           842,639
  -------                                                                                                       -----------

           Electric Revenue  (12.4%)
           Long Island Power Authority,
    2,000      Ser 2003 B                                                         5.25        06/01/14            2,150,860
      695      Ser 1998 A (FSA)                                                  5.125        12/01/22              715,113
    1,705      Ser 2004 A (Ambac)                                                 5.00        09/01/34            1,756,116
    1,000      Ser 2006 B                                                         5.00        12/01/35            1,025,320
           Puerto Rico Electric Power Authority,
    1,000      Power Ser DD (FSA)                                                 4.50        07/01/19            1,012,320
    1,000      Ser NN                                                            5.125        07/01/29            1,027,780
  -------                                                                                                       -----------
    7,400                                                                                                         7,687,509
  -------                                                                                                       -----------

           Hospital Revenue  (24.2%)
    2,000  New York City Health & Hospitals Corporation, New York,
               Health 2003 Ser B (Ambac)++                                        5.25        02/15/21            2,116,600
           New York State Dormitory Authority,
    2,500      Catholic Health Long Island - St. Francis Hospital Ser 2004        5.10        07/01/34            2,530,900
    3,000      Hospital - FHA Insured Mtge 2004 Ser A (FSA)                       5.25        08/15/19            3,186,690
    4,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I                  5.00        07/01/34            4,081,840
    2,000      Montefiore Hospital FHA Insured Mtge Ser 2004 (FGIC)               5.00        08/01/29            2,063,580
    1,000      Winthrop South Nassau University Health Ser 2003 B                 5.50        07/01/23            1,041,940
  -------                                                                                                       -----------
   14,500                                                                                                        15,021,550
  -------                                                                                                       -----------



           Industrial Development/Pollution Control Revenue  (15.5%)
    1,000  Nassau County Tobacco Settlement Corporation, Ser 2006                 0.00#       06/01/26              871,610
           New York City Industrial Development Agency,
    2,000      IAC/Interactive Corp Ser 2005                                      5.00        09/01/35            2,012,980
    2,000      Terminal One Group Association Ser 2005 (AMT)                      5.50        01/01/24            2,121,320
    1,000  New York Counties Tobacco Trust IV, Ser 2005 A                         5.00        06/01/45              970,760
    1,500  New York State Energy Research & Development Authority,
               Brooklyn Union Gas Co 1991 Ser D (AMT) (Demand 08/01/06)          8.802(++)    04/01/20            1,673,160
    1,000  TSASC Inc, Tobacco Settlement Ser 1-2006                              5.125        06/01/42              990,200
    1,000  Westchester Tobacco Asset Securitization Corporation, Ser 2005        5.125        06/01/45              986,650
  -------                                                                                                       -----------
    9,500                                                                                                          9,626,680
  -------                                                                                                       -----------

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
           Mortgage Revenue - Multi-Family  (3.7%)
    2,270  New York State Housing Finance Agency, 1996 Ser A Refg (FSA)           6.10        11/01/15            2,319,282
  -------                                                                                                       -----------

           Mortgage Revenue - Single Family  (0.3%)
      200  New York State Mortgage Agency, 27th Ser (AMT)                        5.875        04/01/30              200,134
  -------                                                                                                       -----------

           Nursing & Health Related Facilities Revenue  (1.7%)
    1,000  New York State Dormitory Authority, Dept of Health Ser 2004            5.00        07/01/23            1,031,270
  -------                                                                                                       -----------

           Public Facilities Revenue (9.7%)
           Montgomery County Industrial Development Agency, Hamilton
    1,000      Fulton Montgomery BOCES Ser 2004 A (XLCA)                          5.00        07/01/34            1,024,920
    1,000  New York City Cultural Resource Trust, Wildlife Conservation
               Society Ser 2004 (FGIC)                                            5.00        02/01/34            1,028,520
           New York State Dormitory Authority,
    1,795      New York School Districts 2003 Ser A                               5.25        07/01/20            1,904,010
    1,000      New York School Districts 2002 Ser D (MBIA)                        5.00        10/01/30            1,025,790
    1,000  Niagara Falls City School District, Ser 2005 COPs (FSA)                5.00        06/15/28            1,028,450
  -------                                                                                                       -----------
    5,795                                                                                                         6,011,690
  -------                                                                                                       -----------

           Transportation Facilities Revenue  (18.5%)
           Metropolitan Transportation Authority,
    2,000      Dedicated Tax Fund Refg Ser 2002 A (FSA)                           5.25        11/15/24            2,131,040
    4,000      Transportation Ser 2003 A (FSA)                                    5.00        11/15/25            4,137,920
    2,500  New York State Thruway Authority, Personal Income Tax
               Transportation Ser 2003 A (MBIA)                                   5.00        03/15/21            2,603,025
           Triborough Bridge & Tunnel Authority,
    1,500      Ser 2003 A (Ambac)                                                 5.00        11/15/28            1,546,530
    1,000      Refg Ser E (MBIA)                                                  5.00        11/15/32            1,025,130
  -------                                                                                                       -----------
   11,000                                                                                                        11,443,645
  -------                                                                                                       -----------

           Water & Sewer Revenue (18.4%)
           Nassau County Sewer & Storm Water Finance Authority,
      500      2004 Ser B (MBIA)                                                  5.00        10/01/22              520,190
      500      2004 Ser B (MBIA)                                                  5.00        10/01/23              519,495
           New York City Municipal Water Finance Authority, New York,
    2,000      2003 Ser A                                                        5.375        06/15/18            2,135,540
    5,000      2005 Ser B (Ambac)                                                 5.00        06/15/28            5,174,300
    1,940  New York State Environmental Facilities Corporation, Clean Water
               Ser 2003 B                                                         5.00        12/15/22            2,025,981
    1,000  Niagara Falls Public Water Authority, Ser 2005 (XLCA)                  5.00        07/15/26            1,031,660
  -------                                                                                                       -----------
   10,940                                                                                                        11,407,166
  -------                                                                                                       -----------

           Other Revenue  (18.0%)
    2,000  Battery Park City Authority, Ser 2003A                                 5.00        11/01/24            2,080,340
           New York City Transitional Finance Authority, New York,
    1,000      2004 Ser C (MBIA)                                                  5.00        02/01/21            1,042,190
    1,000      Refg 2003 Ser D (MBIA)                                             5.25        02/01/21            1,060,360
    2,000      Refg 2003 Ser A                                                    5.50#       11/01/26            2,145,860
    2,000  New York Local Government Assistance Corporation, Ser 1993 C           5.50        04/01/17            2,201,680
    1,500  Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)             5.00        10/15/29            1,555,575
    1,000  Tobacco Settlement Financing Corporation, State Contingency
  -------      Ser 2003 B-1C                                                      5.50        06/01/21            1,069,420
                                                                                                                -----------
   10,500                                                                                                        11,155,425
  -------                                                                                                       -----------
   79,415  TOTAL NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $81,002,433)                                    82,461,695
  -------                                                                                                       -----------

           NEW YORK SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (4.3%)
    2,700  Jay Street Development Corporation, Fiscal 2001 Ser A-2
  -------      (Demand 8/01/06) (Cost $2,700,000)                                 3.63*       05/01/20            2,700,000
                                                                                                                -----------

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
  $82,115  TOTAL INVESTMENTS (Cost $83,702,433) (a) (b)                          137.3%                          85,161,695
  =======

           OTHER ASSETS IN EXCESS OF LIABILITIES                                   1.4                              846,695

           PREFERRED SHARES OF BENEFICIAL INTEREST                               (38.7)                         (24,008,726)
                                                                                 -----                          -----------

           NET ASSETS TO COMMON SHAREHOLDERS                                     100.0%                         $61,999,664
                                                                                 =====                          ===========

---------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

      AMT   Alternative Minimum Tax.

      COPs  Certificate of Participation.

      FHA   Federal Housing Authority.

       ++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $14,500.

      (++) Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,673,160 which represents 2.7% of net assets applicable to common shareholders.

        *   Current coupon of variable rate demand obligation.

        # Security is a "step- up" bond where the coupon increases on a predetermined future date.

       (a) Securities have been designated as collateral in an amount equal to $3,115,813 in connection with the open futures contracts.

       (b) The aggregate cost for federal income tax purposes is $83,702,399 The aggregate gross unrealized appreciation is $1,600,549 and the aggregate gross unrealized depreciation is $141,253 resulting in net unrealized appreciation of $1,459,296.

Bond Insurance:
---------------

      Ambac Ambac Assurance Corporation.

      FGIC  Financial Guaranty Insurance Company.

      FSA   Financial Security Assurance Inc.

      MBIA  Municipal Bond Investors Assurance Corporation.

      XLCA  XL Capital Assurance Inc.



FUTURES CONTRACTS OPEN AT JULY 31, 2006:

NUMBER OF                             DESCRIPTION/DELIVERY                UNDERLYING FACE                UNREALIZED
CONTRACTS     LONG/SHORT                 MONTH AND YEAR                   AMOUNT AT VALUE               DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
   10           Short             U.S. Treasury Notes 10 year              $(1,060,313)                   $(7,996)
                                         September 2006

   20           Short             U.S. Treasury Notes 5 year                (2,084,375)                    (6,461)
                                         September 2006                                                 ---------

                                  Total Unrealized Depreciation...............................           $(14,457)
                                                                                                         ========

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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.



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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006



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